EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information, in interactive data format, for the following series of Rydex Series Funds:  the Inverse Russell 2000® Strategy Fund, Inverse NASDAQ-100® Strategy Fund, Europe 1.25x Strategy Fund, Mid-Cap 1.5x Strategy Fund, Inverse Government Long Bond Strategy Fund, Weakening Dollar 2x Strategy Fund, Commodities Strategy Fund, Nova Fund, Inverse High Yield Strategy Fund, Multi-Hedge Strategies Fund, Managed Futures Strategy Fund, Inverse Mid-Cap Strategy Fund, NASDAQ-100® Fund, Russell 2000® 1.5x Strategy Fund, Government Long Bond 1.2x Strategy Fund, Inverse S&P 500® Strategy Fund, Strengthening Dollar 2x Strategy Fund, Japan 2x Strategy Fund, High Yield Strategy Fund, Long Short Equity Fund and Event Driven and Distressed Strategies Fund.